Post-retirement benefits - Summary of funding policy and contributions to plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 98	$ 107	$ 237
Contributions to defined contribution plans	476	451	410
Total	574	$ 558	$ 647
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	65
Contributions to defined contribution plans	473
Total	538
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	33
Contributions to defined contribution plans	3
Total	$ 36